Equity (Details 5) (Predecessor, USD $) In Thousands, unless otherwise specified	4 Months Ended		12 Months Ended				0 Months Ended
	May 13, 2014		Dec. 31, 2013		Dec. 31, 2012		May 13, 2014
Retained Earnings
Dividend	$ 600,000
Accumulated Retained Earnings
Retained Earnings
Dividend	600,000	[1]
Equity decrease (increase)	(2,958)	[2]	924	[3]	25,375	[3]
AIG | Special Distribution | Accumulated Retained Earnings
Retained Earnings
Dividend	600,000						600,000
AIG | Fee paid to satisfy a statutory law requirement | Accumulated Retained Earnings
Retained Earnings
Equity decrease (increase)	1,370
AIG | AIG stock transferred to AIG | Accumulated Retained Earnings
Retained Earnings
Equity decrease (increase)			924
AIG | Corporate aircraft transferred as dividend
Retained Earnings
Number of aircraft transferred					2
AIG | Corporate aircraft transferred as dividend | Accumulated Retained Earnings
Retained Earnings
Equity decrease (increase)	5,298				25,379
Equity decrease (increase), tax benefit	2,889				11,866
AIG | Receipts from expected tax liabilities required under the sales agreement | Accumulated Retained Earnings
Retained Earnings
Equity decrease (increase)	$ (9,626)

[1]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special distribution of $600,000, which ILFC was required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 3—AerCap Transaction. The special distribution was recorded in Retained earnings as a dividend.
[2]	The increase to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, reflects a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement, partially offset by decreases in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and $1,370 recorded as a dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.
[3]	In 2013, we transferred shares of AIG stock with a carrying value, net of tax, of $0.9 million to AIG and recorded the transaction as a decrease to Retained earnings. In 2012, we recorded a decrease to Retained earnings of $25,379, net of tax of $11,866 when we transferred two corporate aircraft to AIG, and an increase to Retained earnings of $(4) for other miscellaneous adjustments.